Revenues - Schedule of Recognized Amounts Related to Revenue (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019
Revenue [abstract]
Concentrate revenues from contracts with customers	$ 9,440	$ 5,938	$ 15,661	$ 19,714
Provisional pricing adjustment on concentrate sales	227	(165)	1,016	(167)
Revenues from toll milling services		430	496	508
Total revenues	$ 9,667	$ 6,203	$ 17,173	$ 20,055